Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 362	$ 362
Short-term borrowings from buyer	(200)	(200)	$ (200)
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	321	416
Short-term borrowings from buyer	(200)	(200)
Overcollateralization	$ 121	$ 216